Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMORGAN TRUST I
JPMorgan Tax Aware Real Return Fund
(the “Fund”)
(All Share Classes)
Supplement dated February 14, 2022
to the Prospectuses and Summary Prospectuses each
dated March 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), the Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets.
Accordingly, the Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
Under the section titled “What are the Fund’s main investment strategies?”, the second sentence of the fifth paragraph is hereby deleted and replaced with the following:
No more than 20% of total assets may be invested in securities below investment grade (also known as junk bonds).

JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMORGAN TRUST I
JPMorgan Tax Aware Real Return Fund
(the “Fund”)
(All Share Classes)
Supplement dated February 14, 2022
to the Prospectuses and Summary Prospectuses each
dated March 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), the Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets.
Accordingly, the Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
Under the section titled “What are the Fund’s main investment strategies?”, the second sentence of the fifth paragraph is hereby deleted and replaced with the following:
No more than 20% of total assets may be invested in securities below investment grade (also known as junk bonds).